Financial instruments - additional disclosures - Activity in level 3 financial assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	$ 3,767
Balance as of December 31	3,403	$ 3,767
Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	46
Balance as of December 31	88	46
Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	167
Balance as of December 31	167	167
Long-term financial investments | Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	46
Balance as of December 31	88	46
Long-term financial investments | Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	6
Balance as of December 31	20	6
Long-term financial investments | Level 3 | Measured at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	46	28
Additions	45	18
(Loss) recognized in Consolidated Statement of Comprehensive Income/(Loss)	(2)	0
Unrealized gain/(loss) in Consolidated Income Statement	0	0
Amortization	0	0
Settlement	(1)	0
Balance as of December 31	88	46
Long-term financial investments | Level 3 | Measured at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance as of January 1	6	24
Additions	0	0
(Loss) recognized in Consolidated Statement of Comprehensive Income/(Loss)	0	0
Unrealized gain/(loss) in Consolidated Income Statement	14	(3)
Amortization	0	(12)
Settlement	0	(3)
Balance as of December 31	$ 20	$ 6